SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 1.27	$ 1.27	$ 1.23	$ 1.00
Number Outstanding	2,415,000	2,415,000	2,585,000	2,360,000
Number Exercisable	2,359,444	2,317,778
Stock Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 1.00	$ 1.00
Number Outstanding	2,135,000	2,135,000
Weighted Average Remaining Contractual Life	6 years 8 months 12 days	7 years
Number Exercisable	2,079,444	2,037,778
Stock Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 3.00	$ 3.00
Number Outstanding	280,000	280,000
Weighted Average Remaining Contractual Life	2 years 8 months 12 days	3 years
Number Exercisable	280,000	280,000